Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Note 9—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account	$276,057,966	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$16,100,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants	$—	$—	$9,224,530
Convertible note – related party	$—	$—	$1,152,680
As of December 31, 2020, there were no assets or liabilities that are measured at fair value on a recurring basis.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in February 2021, when the Public Warrants were separately listed and traded. There were no other transfers to/from Levels 1, 2, and 3 during the year ended December 31, 2021.
Level 1 assets include investments in money market funds that invest solely in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. The fair value of the Public Warrants as of December 31, 2021 was measured utilizing the Level 1 input of the observable listed trading price for such warrants.
Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using a Monte Carlo simulation and Black-Scholes Option Pricing Model. The estimated fair value of the Private Placement Warrants and the Public Warrants, prior to being separately listed and traded, was determined using Level 3 inputs. The estimated fair value of warrants that may be issued upon conversion of the Convertible Note was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and Black-Scholes Option Pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Black-Scholes analysis relies upon appropriate inputs derived from the Monte Carlo simulation of the public warrants; namely, the underlying stock price and the implied volatility from the traded Public Warrant price. The Company estimates the volatility of its ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information
regarding
Level 3 fair value measurements inputs used in the valuation of the derivative warrant liabilities at their measurement dates:

As of December 31, 2021

Option term (in years)	5.09
Stock price	$9.95
Volatility	24.2%
Risk-free interest rate	1.26%
Expected dividends	0.00%
The change in the fair value of the derivative warrant
liabilities
measured using Level 3 inputs for the year ended December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	(14,628,000)
Change in fair value of derivative warrant liabilities	3,176,530

Derivative warrant liabilities at December 31, 2021	$10,696,530

The

following table provides quantitative information regarding Level 3 fair value measurements inputs used by the estimated fair value of warrants that may be issued upon conversion of the Convertible Note at their measurement dates:

As of December 31, 2021

Option term (in years)	0.09
Stock price	$1.84
Volatility	72.1%
Risk-free interest rate	0.06%
Expected dividends	0.00%
The change in the fair value of the convertible note – related party measured with Level 3 inputs for year ended December 31, 2021 is summarized as follows:

Fair Value at January 1, 2021	$—
Initial fair value of convertible note - related party	944,694
Change in fair value of convertible note - related party	207,986

Fair Value of convertible note - related party, December 31, 2021	$1,152,680